FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%	10.00%
Euro | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ (2)	$ (2)
Euro | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	3	3
Russian Ruble | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(9)	(32)
Effect on other comprehensive income	119	70
Russian Ruble | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	11	35
Effect on other comprehensive income	(145)	(77)
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(27)	(76)
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	30	83
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(10)	(19)
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	11	20
Georgian Lari | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(36)	(34)
Georgian Lari | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	39	37
Other currencies (net) | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(1)	0
Other currencies (net) | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 2	$ 0